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                                GROUP VEL ACCOUNT
                       (Group Vari-Exceptional Life Plus)


             Allmerica Financial Life Insurance and Annuity Company

              SUPPLEMENT DATED DECEMBER 3, 2001 TO PROSPECTUS DATED
                    MAY 1, 2001 (Supplanting Supplement dated
                                November 1, 2001)

                                       ***

Two new Sub-Accounts are available under the Certificate. The Sub-Accounts will invest exclusively in shares of Alliance Growth & Income Portfolio of Alliance Variable Products Series Fund, Inc. (Class B) and Janus Aspen Worldwide Growth Portfolio of Janus Aspen Series (Service Shares). As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

The following funds are inserted on the first page of the Prospectus:

      ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
      Alliance Growth & Income Portfolio

      JANUS ASPEN SERIES (SERVICE SHARES)
      Janus Aspen Worldwide Growth Portfolio (inserted after Janus Aspen Aggressive Growth Portfolio)


Under UNDERLYING FUNDS ("FUNDS") of SPECIAL TERMS, "the Portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance")" is inserted alphabetically into the listing. The word "Portfolio" before "of Janus Aspen Series ("Janus Aspen")" is replaced with "Portfolios."


Under CHARGES OF THE UNDERLYING FUNDS OF SUMMARY OF FEES AND CHARGES, the following information on the Alliance Growth & Income Portfolio and Janus Aspen Worldwide Growth Portfolio is inserted alphabetically into the Underlying Fund Expenses table:


                                                   MANAGEMENT FEE              OTHER EXPENSES       TOTAL FUND
                                                     (AFTER ANY                  (AFTER ANY       EXPENSES (AFTER
                                                      VOLUNTARY      12B-1       APPLICABLE        ANY WAIVERS/
     UNDERLYING FUND                                  WAIVERS)        FEES     REIMBURSEMENTS)    REIMBURSEMENTS)
     ---------------                                  --------        ----     ---------------    ---------------

     Alliance Growth & Income Portfolio
      (Class B)                                         0.63%        0.25%          0.07%              0.95%
     Janus Aspen Worldwide Growth Portfolio
      (Service Shares)                                  0.65%        0.25%          0.05%              0.95%(7)

     The first sentence of footnote (7) is amended as follows:

     Expenses are based upon expenses for the year ended December 31, 2000, restated to reflect a reduction in the management fee for the Janus Aspen Aggressive Growth Portfolio and the Janus Aspen Worldwide Growth Portfolio.


The first paragraph under INVESTMENT OPTIONS of SUMMARY OF CERTIFICATE FEATURES is amended and replaced in its entirety with:

     The Certificates permit Net Premiums to be allocated either to the General Account or to the Separate Account. The Separate Account consists of 37 Sub-Accounts, of which 29 are available under the Certificates. You may have allocations in up to 20 Sub-Accounts at one time. Each Sub-Account invests exclusively in a corresponding

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     Underlying Fund of the Allmerica Investment Trust ("Trust") managed by
     Allmerica Financial Investment Management Services, Inc. ("AFIMS"), of the Alliance Variable Products Series Fund, Inc., managed by Alliance Capital Management, L.P. ("Alliance Capital"), of the Delaware Group Premium Fund ("DGPF") managed by Delaware International Advisers Ltd., of the Fidelity Variable Insurance Products Fund ("Fidelity VIP") or the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") managed by Fidelity Management & Research Company, of Janus Aspen Series ("Janus Aspen") managed by Janus Capital, of PIMCO Variable Insurance Trust ("PIMCO") managed by Pacific Investment Management Company LLC, of T. Rowe Price International Series, Inc. ("T. Rowe Price") managed by Rowe Price-Fleming International, Inc., or of The Universal Institutional Funds, Inc. ("UIF") (formerly Morgan Stanley Dean Witter Universal Funds, Inc.) managed by Morgan Stanley Asset Management ("MSAM"). The UIF Fixed Income Portfolio is available only to employees of Duke Energy Corporation and its affiliates. In some states, insurance regulations may restrict the availability of particular Underlying Funds. The Certificates permit you to transfer Certificate Value among the available Sub-Accounts and between the Sub-Accounts and the General Account, subject to certain limitations described under THE CERTIFICATE - "Transfer Privilege."


The third and fourth sentences of the second paragraph under THE SEPARATE ACCOUNT of DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS are replaced with the following:

     The Separate Account currently has 37 Sub-Accounts, of which 29 are available under this Certificate. Currently, the Policyholder may select up to 27 Sub-Accounts of the 29 that are available under the Certificate. The Certificate Owners may make allocations only to those selected Sub-Accounts over the life of the Certificate. A Certificate Owner may have allocations in up to 20 Sub-Accounts at any one time.

Under THE UNDERLYING FUNDS of DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS, the following sub-heading is inserted:

      ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
      Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios is currently available under the Policy:
      Alliance Growth and Income Portfolio. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


The fourth sentence under the sub-heading of JANUS ASPEN SERIES under THE UNDERLYING FUNDS of DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS is amended to read as follows:

      Two of its investment portfolios are currently available under the
      Certificate: Janus Aspen Aggressive Growth Portfolio and Janus Aspen Worldwide Growth Portfolio.

The following objectives are inserted alphabetically under INVESTMENT OBJECTIVES AND POLICIES:

      ALLIANCE GROWTH & Income Portfolio (Class B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

      JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital.


In APPENDIX E - PERFORMANCE INFORMATION, the following two funds are inserted alphabetically into the performance tables:


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


     TABLE I(A)

      --------------------------------------------------- --------------- -------------- --------------- -------------
                                                                                                         Ten Years or
                                                           Sub-Account      One-Year                       Life of
                                                            Inception         Total            5         Sub-Account
                                                               Date          Return          Years        (if less)
      --------------------------------------------------- --------------- -------------- --------------- -------------
      Alliance Growth & Income Portfolio (Class B)             N/A             N/A            N/A            N/A
      Janus Aspen Worldwide Growth Portfolio
       (Service Shares)                                        N/A             N/A            N/A            N/A
      --------------------------------------------------- --------------- -------------- --------------- -------------

      TABLE I(B)

      --------------------------------------------------- --------------- -------------- --------------- -------------
                                                                                                          Ten Years or
                                                           Sub-Account      One-Year                        Life of
                                                            Inception         Total            5          Sub-Account
                                                               Date          Return          Years         (if less)
      --------------------------------------------------- --------------- -------------- --------------- -------------
      Alliance Growth & Income Portfolio (Class B)             N/A             N/A            N/A            N/A
      Janus Aspen Worldwide Growth Portfolio
       (Service Shares)                                        N/A             N/A            N/A            N/A
      --------------------------------------------------- --------------- -------------- --------------- -------------

      TABLE II(A)

      --------------------------------------------------- --------------- -------------- --------------- -------------
                                                            Underlying
                                                            Portfolio       One-Year                     Ten Years or
                                                            Inception         Total            5         Life of Fund
                                                               Date          Return          Years        (if less)
      --------------------------------------------------- --------------- -------------- --------------- -------------
      Alliance Growth & Income Portfolio (Class B)           09/05/89       -100.00%         11.30%         10.43%
      Janus Aspen Worldwide Growth Portfolio
       (Service Shares)                                      12/31/97       -100.00%         14.28%         0.62%
      --------------------------------------------------- --------------- -------------- --------------- -------------
      TABLE II(B)

      --------------------------------------------------- --------------- -------------- --------------- -------------
                                                            Underlying
                                                            Portfolio       One-Year                      Ten Years or
                                                            Inception         Total            5          Life of Fund
                                                               Date          Return          Years         (if less)
      --------------------------------------------------- --------------- -------------- --------------- -------------
      Alliance Growth & Income Portfolio (Class B)           09/05/89        12.87%          18.55%         14.26%
      Janus Aspen Worldwide Growth Portfolio
       (Service Shares)                                      12/31/97        -16.75%         21.55%         20.83%
      --------------------------------------------------- --------------- -------------- --------------- -------------

                                       ***

                                               Supplement dated December 3, 2001

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